Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Revenue Disaggregation
As of December 31, 2019, 2018 and 2017, the revenues were as follows:

A.	Revenue disaggregation

For the year ended December 31,	Exploration and Production		Industrial Transformation	Cogeneration and Services (1)	Drilling and Services (2)	Logistics	Fertilizers	Ethylene (3)	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market 2019
United States		226,689,583	—	—	—	—	—	—	144,578,641	866,393		372,134,617
Other		57,106,954	—	—	—	—	—	—	21,001,222	4,101,054		82,209,230
Europe		124,974,855	—	—	—	—	—	—	6,409,388	1,903,942		133,288,185
Local		741,015	793,997,962	—	20,755	4,663,770	1,635,153	5,257,924	3,587,920	4,434,654		814,339,153

Total	Ps.	409,512,407	793,997,962		20,755	4,663,770	1,635,153	5,257,924	175,577,171	11,306,043	Ps.	1,401,971,185

2018*
United States		276,785,650	—	—	—	—	—	—	158,713,210	—		435,498,860
Other		51,708,232	—	—	—	—	—	—	40,743,480	5,660,310		98,112,022
Europe		153,765,163	—	—	—	—	—	—	4,647,265	2,905,858		161,318,286
Local		26,696	961,104,365	—	198,775	4,708,217	2,938,166	12,822,493	64,037	4,327,233		986,189,982

Total	Ps.	482,285,741	961,104,365	—	198,775	4,708,217	2,938,166	12,822,493	204,167,992	12,893,401	Ps.	1,681,119,150

2017*
United States		—	—	—	—	—	—	—	320,069,332	—		320,069,332
Other		—	—	—	—	—	—	—	71,209,448	—		71,209,448
Europe		—	—	—	—	—	—	—	117,260,334	1,062,795		118,323,129
Local		—	863,573,083	334,755	41,741	3,714,941	4,125,345	12,648,381	66,619	2,922,945		887,427,810

Total	Ps.	—	863,573,083	334,755	41,741	3,714,941	4,125,345	12,648,381	508,605,733	3,985,740	Ps.	1,397,029,719

Major products and services 2019
Crude oil		408,771,392	—	—	—	—	—	—	—	—		408,771,392
Gas		288,446	66,014,617	—	—	—	—	—	53,353,075	—		119,656,138
Refined petroleum products		—	722,239,101	—	—	—	—	—	121,028,417	986,965		844,254,483
Oher		—	3,659,163		—	—	1,634,300	5,254,234	1,127,697	8,505,098		20,180,492
Services		452,569	2,085,081	—	20,755	4,663,770	853	3,690	67,982	1,813,980		9,108,680

Total	Ps.	409,512,407	793,997,962	—	20,755	4,663,770	1,635,153	5,257,924	175,577,171	11,306,043	Ps.	1,401,971,185

For the period ended December 31, 2018*	Exploration and Production		Industrial Transformation		Cogeneration and Services (1)		Drilling and Services (2)		Logistics		Fertilizers		Ethylene (3)		Trading Companies		Corporate and Other Operating Subsidiary Companies		Total
Crude oil		482,259,045		—		—		—		—		—		—		—		—		482,259,045
Gas		3,586		110,216,105		—		—		—		—		—		34,446,277		—		144,665,968
Refined petroleum products		—		850,342,124		—		—		—		—		—		167,796,526		—		1,018,138,650
Oher		—		—		—		—		—		2,933,424		12,809,114		1,861,151		9,778,796		27,382,485
Services		23,110		546,136		—		198,775		4,708,217		4,742		13,379		64,038		3,114,605		8,673,002

Total	Ps.	482,285,741		961,104,365		—		198,775		4,708,217		2,938,166		12,822,493		204,167,992		12,893,400	Ps.	1,681,119,150

2017*
Crude oil		—		—		—		—		—		—		—		356,623,113		—		356,623,113
Gas		—		116,021,269		—		—		—		—		—		22,253,493		—		138,274,762
Refined petroleum products		—		738,943,017		—		—		—		—		—		124,644,353		—		863,587,370
Oher		—		2,491,860		—		—		—		4,123,006		12,621,648		5,018,153		3,159,238		27,413,905
Services		—		6,116,937		334,755		41,741		3,714,941		2,339		26,733		66,621		826,502		11,130,569

Total	Ps.	—		863,573,083		334,755		41,741		3,714,941		4,125,345		12,648,381		508,605,733		3,985,740	Ps.	1,397,029,719

Timing of revenue recognition 2019
Products transferred at a point in time		409,059,838		791,912,881		—		—		—		1,634,300		5,254,234		175,509,189		9,492,063		1,392,862,505
Products and services transferred over the time		452,569		2,085,081		—		20,755		4,663,770		853		3,690		67,982		1,813,980		9,108,680

Total	Ps.	409,512,407		793,997,962		—		20,755		4,663,770		1,635,153		5,257,924		175,577,171		11,306,043	Ps.	1,401,971,185

2018
Products transferred at a point in time		482,262,631		960,558,229		—		—		—		2,933,424		12,809,114		204,103,954		9,778,796		1,672,446,148
Products and services transferred over the time		23,110		546,136		—		198,775		4,708,217		4,742		13,379		64,038		3,114,605		8,673,002

Total	Ps.	482,285,741		961,104,365		—		198,775		4,708,217		2,938,166		12,822,493		204,167,992		12,893,401	Ps.	1,681,119,150

2017*
Products transferred at a point in time		—		857,456,146		—		—		—		4,123,006		12,621,648		508,539,111		3,159,239		1,385,899,150
Products and services transferred over the time		—		6,116,937		334,755		41,741		3,714,941		2,339		26,733		66,622		826,501		11,130,569

Total	Ps.	—	Ps.	863,573,083	Ps.	334,755	Ps.	41,741	Ps.	3,714,941	Ps.	4,125,345	Ps.	12,648,381	Ps.	508,605,733	Ps.	3,985,740	Ps.	1,397,029,719

* PEMEX applied the modified retrospective transition method to the implementation of IFRS 15. Under this method the comparative financial information is not re-established.
(1)	This company was liquidated on July 27, 2018. Except for certain expenses incurred in the liquidation, all the operations were transferred to Pemex Industrial Transformation (see Note 1).
(2)
This company was merged on June 30, 2019. All the operations for periods subsequent to the merger were transferred to Pemex Exploration and Production (see Note 1). Therefore these amounts are not comparable with 2018 figures.

(3)
This company was merged on June 30, 2019. All the operations for periods subsequent to the merger were transferred to Pemex Industrial Transformation (see Note 1). Therefore these amounts are not comparable with 2018 figures.